Parent Company Only condensed Financial Information (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Expenses
General and administrative expenses	$ 24,776	$ 52,031	$ 18,616
Operating loss	(29,155)	(66,668)	(8,407)
Interest expense	(4,972)	(2,578)	(1,832)
Loss before income taxes	(32,532)	(68,727)	(10,448)
Income tax expense	949	(331)	(2,342)
Net loss	(35,734)	(71,999)	(12,359)
Parent Company [Member]
Operating Expenses
General and administrative expenses	(1,949)	(15,018)	(856)
Operating loss	(1,949)	(15,018)	(856)
Interest expense			(68)
Share of profits (losses) of subsidiaries and Consolidated VIEs	(24,010)	(56,981)	(18,601)
Loss before income taxes	(25,959)	(71,999)	(19,525)
Income tax expense
Net loss	$ (25,959)	$ (71,999)	$ (19,525)